CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY In Thousands, except Share data, unless otherwise specified	Total USD ($)	Total CNY	Ordinary Shares [Member] USD ($)	Ordinary Shares [Member] CNY	Treasury stock [Member] USD ($)	Treasury stock [Member] CNY	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] CNY	Accumulated Other Comprehensive Income [Member] USD ($)	Accumulated Other Comprehensive Income [Member] CNY	Accumulated Deficit [Member] USD ($)	Accumulated Deficit [Member] CNY	Equity attributable to 7 Days Group Holdings Limited [Member] USD ($)	Equity attributable to 7 Days Group Holdings Limited [Member] CNY	Noncontrolling Interests [Member] USD ($)	Noncontrolling Interests [Member] CNY
Balance at Dec. 31, 2009		1,248,501		140,377				1,559,458		30,696		(484,925)		1,245,606		2,895
Balance, shares at Dec. 31, 2009		149,067,932		149,067,932
Net income		119,248										117,691		117,691		1,557
Foreign currency exchange translation adjustment, net of nil tax		(15,047)								(15,047)				(15,047)
Issuance costs		(1,353)						(1,353)						(1,353)
Ordinary shares issued in connection with:
Exercise of share options		6,287		480				5,807						6,287
Exercise of share options, shares				579,681
Increase related to prior year tax positions in respect of excess tax benefit
Acquisition of noncontrolling interest		(172)						(38)						(38)		(134)
Capital contributions to subsidiaries and VIEs from noncontrolling interest shareholders		2,326														2,326
Dividends paid by subsidiaries to noncontrolling interest shareholders		(2,005)														(2,005)
Share-based compensation		15,517						15,517						15,517
Balance at Dec. 31, 2010		1,373,302		140,857				1,579,391		15,649		(367,234)		1,368,663		4,639
Balance, shares at Dec. 31, 2010		149,647,613		149,647,613
Net income		113,983										128,886		128,886		(14,903)
Foreign currency exchange translation adjustment, net of nil tax		(15,319)								(15,319)				(15,319)
Ordinary shares issued in connection with:
Exercise of share options		3,359		223				3,136						3,359
Exercise of share options, shares				284,322
Increase related to prior year tax positions in respect of excess tax benefit
Acquisition of noncontrolling interest		(1,677)						(2,735)						(2,735)		1,058
Capital contributions to subsidiaries and VIEs from noncontrolling interest shareholders		2,200														2,200
Dividends paid by subsidiaries to noncontrolling interest shareholders		(3,347)														(3,347)
Share-based compensation		43,483						43,483						43,483
Balance at Dec. 31, 2011		1,515,984		141,080				1,623,275		330		(238,348)		1,526,337		(10,353)
Balance, shares at Dec. 31, 2011		149,931,935		149,931,935
Net income	25,550	159,178										176,045		176,045		(16,867)
Foreign currency exchange translation adjustment, net of nil tax		(1,051)								(1,051)				(1,051)
Repurchase of ordinary share		(67,137)				(67,137)								(67,137)
Repurchase of ordinary share, shares						(3,283,002)
Ordinary shares issued in connection with:
Exercise of share options		3,622		237				3,385						3,622
Exercise of share options, shares				301,218
Increase related to prior year tax positions in respect of excess tax benefit	505	3,147						3,147						3,147
Acquisition of noncontrolling interest		(600)						(7,054)						(7,054)		6,454
Capital contributions to subsidiaries and VIEs from noncontrolling interest shareholders	113	708														708
Dividends paid by subsidiaries to noncontrolling interest shareholders		(2,867)														(2,867)
Share-based compensation		27,127						27,127						27,127
Balance at Dec. 31, 2012	$ 262,934	1,638,111	$ 22,683	141,317	$ (10,776)	(67,137)	$ 264,824	1,649,880	$ (116)	(721)	$ (10,001)	(62,303)	$ 266,614	1,661,036	$ (3,680)	(22,925)
Balance, shares at Dec. 31, 2012	146,950,151		150,233,153